Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.49%
Australia–4.74%
APA Group	127,775	$952,239
Atlas Arteria Ltd.	87,945	423,217
Sydney Airport	260,508	1,134,413
Transurban Group	208,303	2,098,857
		4,608,726
Belgium–1.68%
Elia Group S.A./N.V.	13,615	1,636,139
Brazil–0.04%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	5,099	37,987
Canada–12.36%
Enbridge, Inc.	77,150	2,591,878
Enbridge, Inc.	32,662	1,097,443
Fortis, Inc.	25,905	1,047,747
Gibson Energy, Inc.	30,303	459,018
Keyera Corp.	89,317	1,677,728
Pembina Pipeline Corp.	103,774	2,731,600
TC Energy Corp.	56,176	2,407,825
		12,013,239
China–5.45%
China Gas Holdings Ltd.	530,000	1,884,375
China Resources Gas Group Ltd.	60,000	300,651
China Tower Corp. Ltd., H Shares(a)	3,502,000	508,917
COSCO SHIPPING Ports Ltd.	568,000	404,078
ENN Energy Holdings Ltd.	25,000	387,205
Kunlun Energy Co. Ltd.	848,000	726,148
Shenzhen Expressway Co. Ltd., H Shares	580,000	533,731
Yuexiu Transport Infrastructure Ltd.	812,000	549,994
		5,295,099
France–6.24%
Eiffage S.A.(b)	24,700	2,242,544
Getlink SE(b)	26,686	411,551
Vinci S.A.	36,818	3,416,145
		6,070,240
Hong Kong–0.84%
China Water Affairs Group Ltd.	450,000	349,619
Hong Kong & China Gas Co. Ltd. (The)	328,000	470,302
		819,921
Italy–3.85%
Atlantia S.p.A.(b)	45,087	716,159
Infrastrutture Wireless Italiane S.p.A.(a)	84,287	906,139
Snam S.p.A.	403,579	2,118,934
		3,741,232
Japan–1.35%
Japan Airport Terminal Co. Ltd.	6,500	343,564
Tokyo Gas Co. Ltd.	44,100	963,541
		1,307,105
Shares		Value
Luxembourg–0.31%
SES S.A., FDR	34,900	$297,574
Mexico–1.00%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR(b)	20,833	971,443
Spain–5.11%
Aena SME S.A.(a)	6,775	1,039,293
Atlantica Sustainable Infrastructure PLC	7,190	297,306
Cellnex Telecom S.A.(a)	62,037	3,634,729
		4,971,328
Switzerland–0.78%
Flughafen Zurich AG(b)	4,634	761,204
United Kingdom–5.55%
National Grid PLC	280,111	3,256,124
Severn Trent PLC	45,285	1,433,534
United Utilities Group PLC	56,022	706,945
		5,396,603
United States–49.19%
American Tower Corp.	40,243	9,149,648
American Water Works Co., Inc.	14,575	2,317,717
Avangrid, Inc.	45,319	2,096,910
California Water Service Group	9,608	524,981
CenterPoint Energy, Inc.	153,269	3,232,443
Cheniere Energy, Inc.(b)	29,659	1,878,304
Crown Castle International Corp.	33,936	5,404,647
Dominion Energy, Inc.	7,202	524,954
Edison International	26,058	1,515,533
Essential Utilities, Inc.	8,304	384,475
Eversource Energy	28,273	2,473,888
Kinder Morgan, Inc.	90,278	1,271,114
NiSource, Inc.	88,584	1,962,136
Norfolk Southern Corp.	6,832	1,616,588
ONE Gas, Inc.	9,991	730,642
ONEOK, Inc.	40,257	1,603,436
PG&E Corp.(b)	140,798	1,609,321
SBA Communications Corp., Class A	11,840	3,181,053
Sempra Energy	13,637	1,687,715
SJW Group	8,376	554,240
Targa Resources Corp.	47,800	1,308,286
Union Pacific Corp.	4,036	796,989
Williams Cos., Inc. (The)	94,077	1,997,255
		47,822,275
Total Common Stocks & Other Equity Interests (Cost $87,656,330)		95,750,115
Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	269,688	269,688
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(d)	329,483	329,615

See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	308,215	$308,215
Total Money Market Funds (Cost $907,456)		907,518
TOTAL INVESTMENTS IN SECURITIES—99.42% (Cost $88,563,786)		96,657,633
OTHER ASSETS LESS LIABILITIES–0.58%		559,140
NET ASSETS–100.00%		$97,216,773
Investment Abbreviations:
ADR	– American Depositary Receipt
FDR	– Fiduciary Depositary Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $6,089,078, which represented 6.26% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$256,583	$5,566,827	$(5,553,722)	$-	$-	$269,688	$26
Invesco Liquid Assets Portfolio, Institutional Class	320,208	3,976,305	(3,966,944)	21	25	329,615	80
Invesco Treasury Portfolio, Institutional Class	293,238	6,362,088	(6,347,111)	-	-	308,215	13
Total	$870,029	$15,905,220	$(15,867,777)	$21	$25	$907,518	$119

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,608,726	$—	$4,608,726
Belgium	—	1,636,139	—	1,636,139
Brazil	37,987	—	—	37,987
Canada	12,013,239	—	—	12,013,239
China	—	5,295,099	—	5,295,099
France	—	6,070,240	—	6,070,240
Hong Kong	—	819,921	—	819,921
Italy	—	3,741,232	—	3,741,232
Japan	—	1,307,105	—	1,307,105
Luxembourg	—	297,574	—	297,574
Mexico	971,443	—	—	971,443
Spain	297,306	4,674,022	—	4,971,328
Switzerland	—	761,204	—	761,204
United Kingdom	—	5,396,603	—	5,396,603
United States	47,822,275	—	—	47,822,275
Money Market Funds	907,518	—	—	907,518
Total Investments	$62,049,768	$34,607,865	$—	$96,657,633
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Infrastructure Fund